Note 9 - Related Party Transactions and Key Management Compensation - Related Party Expenses (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Legal firm where company's director is a partner [Member]
Statement Line Items [Line Items]
Services, related party	$ 0	$ 82,455
Companies controlled by individuals associated with the former CEO and current director [Member]
Statement Line Items [Line Items]
Services, related party	215,108	203,274
Joint ventures where entity is venturer [member]
Statement Line Items [Line Items]
Services, related party	$ 0	$ 172,330